Related party transactions	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Related party transactions

Note 25 Related party transactions
Related parties
Related parties include associated companies over which we have direct or indirect control or have significant influence and post-employment benefit plans for the benefit of our employees. Related parties also include key management personnel (KMP), the Board of Directors (Directors), close family members of KMP and Directors, and entities which are, directly or indirectly, controlled by or jointly controlled by KMP, Directors or their close family members.
Key management personnel and Directors
KMP are defined as those persons having authority and responsibility for planning, directing and controlling our activities, directly or indirectly. They include the senior members of our organization called the Group Executive (GE). The GE is comprised of the President and Chief Executive Officer (CEO), and the Chief Officers and Group Heads, who report directly to the CEO. The Directors do not plan, direct or control the activities of the entity; they oversee the management of the business and provide stewardship.
Compensation of Key management personnel and Directors

	For the year ended

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Salaries and other short-term employee benefits (1)	$35	$31
Post-employment benefits (2)	4	3
Share-based payments (3)	70	67
	$109	$101

(1)
Includes the portion of the annual variable short-term incentive bonus that certain executives elected to receive in the form of DSUs. Refer to Note 20 for further details. Directors receive retainers but do not receive salaries and other short-term employee benefits.

(2)	Directors do not receive post-employment benefits.
(3)	The Bank offers share-based compensation plans to KMP and Directors. Refer to Note 20 for further details.

Transactions, arrangements and agreements involving Key management personnel, Directors and their close family members
In the normal course of business, we provide certain banking services to KMP, Directors and their close family members. These transactions were made on substantially the same terms, including interest rates and security, as for comparable transactions with persons of a similar standing and did not involve more than the normal risk of repayment or present other unfavourable features.
As at October 31, 2025, total loans to KMP, Directors and their close family members were $16 million (October 31, 2024 – $16 million). We have no Stage 3 allowance or provision for credit losses relating to these loans as at and for the years ended October 31, 2025 and October 31, 2024. No guarantees, pledges or commitments have been given to KMP, Directors or their close family members.
Joint ventures and associates
In the normal course of business, we provide certain banking and financial services to our joint ventures and associates, including loans, interest and non-interest
bearing deposits. These transactions meet the definition of related party transactions and were made on substantially the same terms as for comparable transactions with third parties.
As at October 31, 2025, loans to joint ventures and associates were $174 million (October 31, 2024 – $184 million) and deposits from joint ventures and associates were $100 million (October 31, 2024 – $58 million). We have no Stage 3 allowance or provision for credit losses relating to loans to joint ventures and associates as at and for the years ended October 31, 2025 and October 31, 2024. $1 million of guarantees have been given to joint ventures and associates for the year ended October 31, 2025 (October 31, 2024 – $1 million).
Other transactions, arrangements or agreements involving joint ventures and associates

	As at or for the year ended

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Commitments and other contingencies	$1,207	$1,226
Other fees received for services rendered	105	73
Other fees paid for services received	121	119